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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA     February 13, 2008
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        26
                                        ------------------
Form 13F Information Table Value Total:      302,986
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                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

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          COLUMN 1          COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
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                             TITLE OF                      VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER      VOTING  AUTHORITY
     NAME OF ISSUER           CLASS            CUSIP     (x$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTEL CORP                    COM             004934105     7,270      532,204  SH          SOLE          N/A      532,204
APPLIED MATLS INC             COM             038222105    32,276    1,817,322  SH          SOLE          N/A    1,817,322
ARIBA INC                     COM NEW         04033V203     4,739      425,000  SH          SOLE          N/A      425,000
CAVIUM NETWORKS INC           COM             14965A101     1,496       65,000  SH          SOLE          N/A       65,000
COMTECH GROUP INC             COM NEW         205821200     6,154      382,000  SH          SOLE          N/A      382,000
INFORMATICA CORP              COM             45666Q102     5,406      300,000  SH          SOLE          N/A      300,000
LSI CORPORATION               COM             502161102     6,638    1,250,000  SH          SOLE          N/A    1,250,000
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105    29,009    2,075,000  SH          SOLE          N/A    2,075,000
MCAFEE INC                    COM             579064106    19,313      515,000  SH          SOLE          N/A      515,000
MELLANOX TECHNOLOGIES LTD     SHS             M51363113       911       50,000  SH          SOLE          N/A       50,000
MICREL INC                    COM             594793101    17,111    2,025,000  SH          SOLE          N/A    2,025,000
MICROCHIP TECHNOLOGY INC      COM             595017104    25,136      800,000  SH          SOLE          N/A      800,000
MICROSOFT CORP                COM             594918104    24,030      675,000  SH          SOLE          N/A      675,000
NETLOGIC MICROSYSTEMS INC     COM             64118B100    12,880      400,000  SH          SOLE          N/A      400,000
OMNIVISION TECHNOLOGIES IN    COM             682128103    21,284    1,360,000  SH          SOLE          N/A    1,360,000
OPLINK COMMUNICATIONS INC     COM NEW         68375Q403     9,085      591,867  SH          SOLE          N/A      591,867
PLANTRONICS INC NEW           COM             727493108     2,990      115,000  SH          SOLE          N/A      115,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    12,805      250,000  SH          SOLE          N/A      250,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104     1,920       30,000  SH   PUT    SOLE          N/A            0
SPDR TR                       UNIT SER 1      78462F103    12,428       85,000  SH          SOLE          N/A       85,000
SPDR TR                       UNIT SER 1      78462F103     8,645       35,000  SH   PUT    SOLE          N/A            0
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108     5,012      281,900  SH          SOLE          N/A      281,900
SYNPLICITY INC                COM             87160Y108     1,240      213,868  SH          SOLE          N/A      213,868
TESSERA TECHNOLOGIES INC      COM             88164L100    11,232      270,000  SH          SOLE          N/A      270,000
XILINX INC                    COM             983919101     6,561      300,000  SH          SOLE          N/A      300,000
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103    17,415      450,000  SH          SOLE          N/A      450,000